SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES - Key macroeconomic parameters (Details)	12 Months Ended
Dec. 31, 2020
Within 1 year | Basic
key macroeconomic parameters
Growth rate of gross GDP growth rate	8.83%
Consumer Price Index Growth Rate	1.33%
Within 1 year | Negative
key macroeconomic parameters
Growth rate of gross GDP growth rate	8.39%
Consumer Price Index Growth Rate	1.26%
Within 1 year | Positive
key macroeconomic parameters
Growth rate of gross GDP growth rate	9.27%
Consumer Price Index Growth Rate	1.40%
2022 and subsequent years | Basic
key macroeconomic parameters
Growth rate of gross GDP growth rate	5.30%
Consumer Price Index Growth Rate	2.40%
2022 and subsequent years | Negative
key macroeconomic parameters
Growth rate of gross GDP growth rate	5.04%
Consumer Price Index Growth Rate	2.28%
2022 and subsequent years | Positive
key macroeconomic parameters
Growth rate of gross GDP growth rate	5.57%
Consumer Price Index Growth Rate	2.52%